Other financial assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 23, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Disount rate applied to long-term advances			6.83%
Advances reimbursed by (made to) CROs	€ 5,538	€ 18	€ 0	€ 1,620
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances				7.09%	0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances				7.59%	7.16%